Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Business description	Business description
Oglethorpe Power Corporation is an electric membership corporation incorporated in 1974 and headquartered in metropolitan Atlanta, Georgia that operates on a not-for-profit basis. We are owned by 38 retail electric distribution cooperative members in Georgia. We provide wholesale electric power from a combination of owned and co-owned generating units of which our ownership share totals 8,594 megawatts of summer planning reserve capacity. We also manage and operate Smarr EMC which owns 729 megawatts of summer planning reserve capacity. In addition, we supply financial and management services to Green Power EMC, which purchases energy from renewable energy facilities totaling 820 megawatts of capacity, including 804 megawatts sourced by solar energy. Georgia Power Company is a co-owner and the operating agent of our nuclear and coal-fired generating units.

Basis of accounting	Basis of accounting
Our consolidated financial statements include our accounts and the accounts of our majority-owned and controlled subsidiary. We have determined that there are no accounts of variable interest entities for which we are the primary beneficiary. We have eliminated any intercompany profits and transactions in consolidation.
We follow generally accepted accounting principles in the United States. We maintain our accounts in accordance with the Uniform System of Accounts of the Federal Energy Regulatory Commission as modified and adopted by the Rural Utilities Service. We also apply the accounting guidance for regulated operations.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of December 31, 2024 and 2023 and the reported amounts of revenues and expenses for each of the three years in the period ended December 31, 2024. Examples of estimates used include items related to our asset retirement obligations. Accounting for asset retirement obligations requires legal obligations associated with the retirement of long-lived assets to be recognized at fair value when incurred and capitalized as part of the related long-lived asset. In the absence of quoted market prices, we estimate the fair value of our asset retirement obligations using present value techniques, in which estimates of future cash flows associated with retirement activities are discounted using a credit-adjusted risk-free rate. Estimating the amount and timing of future expenditures includes, among other things, making projections of when assets will be retired and ultimately decommissioned, the amount of decommissioning costs, and how costs will escalate with inflation. Actual results could differ from those estimates.

Patronage capital and membership fees	Patronage capital and membership fees
We are organized and operate as a cooperative. Our members paid a total of $190 in membership fees. Patronage capital includes retained net margin. Any excess of revenues over expenditures from operations is treated as an advance of capital by our members and is allocated to each member on the basis of their fixed percentage capacity cost responsibilities in our generation resources.
Any distributions of patronage capital are subject to the discretion of our board of directors, subject to first mortgage indenture requirements. Under our first mortgage indenture, we are prohibited from making any distribution of patronage capital to our members if, at the time of or after giving effect to, (i) an event of default exists under the indenture, (ii) our equity as of the end of the immediately preceding fiscal quarter is less than 20% of our total long-term debt and equities, or (iii) the aggregate amount expended for distributions on or after the date on which our equity first reaches 20% of our total long-term debt and equities exceeds 35% of our aggregate net margins earned after such date. This last restriction, however will not apply if, after giving effect to such distribution, our equity as of the end of the immediately preceding fiscal quarter is not less than 30% of our long-term debt and equities.

Margin policy	Margin policyWe are required under our first mortgage indenture to produce a margins for interest ratio of at least 1.10 for each fiscal year.
Revenue recognition and Deferred credits and other liabilities	Revenue recognition
As an electric membership cooperative, our principal business is providing wholesale electric service to our members. Our operating revenues are derived primarily from wholesale power contracts we have with each of our 38 members. These contracts, which extend to December 31, 2085, are substantially identical and obligate our members jointly and severally to pay all expenses associated with owning and operating our power supply business. As a cooperative, we operate on a not-for-profit basis and, accordingly, seek only to generate revenues sufficient to recover our cost of service and to generate margins sufficient to establish reasonable reserves and meet certain financial coverage requirements. We also sell energy and capacity to non-members through industry standard contracts and negotiated agreements, respectively. We do not have multiple operating segments.
Pursuant to our contracts, we primarily provide two services, capacity and energy. Capacity and energy revenues are recognized by us upon transfer of control of promised services to our members and non-members in an amount that reflects the consideration we expect to receive in exchange for those services. Capacity and energy are distinct and we account for them as separate performance obligations. The obligations to provide capacity and energy are satisfied over time as the customer simultaneously receives and consumes the benefit of these services. Both performance obligations are provided directly by us and not through a third party.
Each of our members is obligated to pay us for capacity and energy we furnish under its wholesale power contract in accordance with rates we establish. We review our rates periodically but are required to do so at least once every year. Revenues from our members are derived through a cost-plus rate structure which is set forth as a formula in the rate schedule to the wholesale power contracts. The formulary rate provides for the pass-through of our (i) fixed costs (net of any income from other sources) plus a targeted margin as capacity revenues and (ii) variable costs as energy revenues from our members. Power purchase and sale agreements between us and non-members obligate each non-member to pay us for capacity, if any, and energy furnished in accordance with the prices mutually agreed upon. Margins produced from non-member sales are included in our rate schedule formula and reduce revenue requirements from our members. As of December 31, 2024 and 2023, we did not have any significant long-term contracts with non-members.
The consideration we receive for providing capacity services to our members is determined by our formulary rate on an annual basis. The components of the formulary rate associated with capacity costs include the annual budget of fixed costs, a targeted margin and income from other sources. Capacity revenues, therefore, vary to the extent these components vary. Fixed costs include items such as fixed operation and maintenance expenses, administrative and general expenses, depreciation and interest. Year to year, capacity revenue fluctuations are generally due to the recovery of fixed operation and maintenance expenses. Fixed costs also include certain costs, such as major maintenance costs, which will be recognized as expense in future periods. Recognition of revenues associated with these future expenses is deferred pursuant to Accounting Standards Codification (ASC) 980, Regulated Operations. The regulatory liabilities are amortized to revenue in accordance with the associated revenue deferral plan as the expenses are recognized. For information regarding regulatory accounting, see Note 1q.
Capacity revenues are recognized by us for standing ready to deliver electricity to our customers. Our member capacity revenues are based on the associated costs we expect to recover in a given year and are recognized and billed to our members in equal monthly installments over the course of the year regardless of whether our generation and purchased power resources are dispatched to produce electricity. Non-member capacity revenues are billed and recognized in accordance with the terms of the associated contract.
We have a power bill prepayment program pursuant to which our members may prepay future capacity costs and receive a discount. As this program provides us with financing, we adjust our capacity revenues by the amount of the discount, which is based on our avoided cost of borrowing. For additional information regarding our member prepayment program, see Note 1p.
We satisfy our performance obligations to deliver energy as energy is delivered to the applicable meter points. We determine the standard selling price for energy we deliver to our members based upon the variable costs incurred to generate or purchase that energy. Fuel expense is the primary variable cost. Energy revenue recognized equals the actual variable expenses incurred in any given accounting period. Our member energy revenues fluctuate from period to period based on several factors, including fuel costs, weather and other seasonal factors, load requirements in our members’ service territories, variable operating costs, the availability of electric generation resources, our decisions of whether to dispatch our owned or purchased resources or member-owned resources over which we have dispatch rights, and by members’ decisions of whether to purchase a portion of their hourly energy requirements from our resources or from other suppliers. The standard selling price for our energy revenues from non-members is the price mutually agreed upon.
We are required under our first mortgage indenture to produce a margins for interest ratio of at least 1.10 for each fiscal year. For 2024, 2023 and 2022, our board approved, and we achieved, a targeted margins for interest ratio of 1.14. For 2025, our board of directors approved a budget to achieve a 1.10 margins for interest ratio. Historically, our board of directors has approved adjustments to revenue requirements by year end such that revenue in excess of that required to meet the targeted margins for interest ratio is refunded to the members. Given that our capacity revenues are based upon budgeted expenditures and generally recognized and billed to our members in equal monthly installments over the course of the year, we may recognize capacity revenues that exceed our actual fixed costs and targeted margins in any given interim reporting period. At each interim reporting period we assess our projected revenue requirements through year end to determine whether a refund to our members of excess consideration is likely. If so, we reduce our capacity revenues and recognize a refund liability to our members. Refund liabilities, if any, are included in accounts payable on our consolidated balance sheets.
Electric capacity and energy revenues are recognized by us without any obligation for returns, warranties or taxes collected. As our members are jointly and severally obligated to pay all expenses associated with owning and operating our power supply business and we perform an on-going assessment of the credit worthiness of non-members and have not had a history of any write-offs from non-members, we have not recorded an allowance for doubtful accounts associated with our receivables from members or non-members.
We have a rate management program that ended in December 2023, which allowed us to expense and recover interest costs associated with the construction of Vogtle Units No. 3 and No. 4, on a current basis, that would otherwise be deferred or capitalized. Under this program, amounts billed to participating members in 2023 and 2022 were $9,261,000 and $14,796,000, respectively. The cumulative amount billed since inception of the program totaled $135,693,000.
In 2018, we began an additional rate management program that allowed us to recover future expense on a current basis from our members. In general, the program allowed for additional collections over a five-year period with those amounts then applied to billings over the subsequent five-year period. The program is designed primarily as a mechanism to assist our members in managing the rate impacts associated with the commercial operation of the new Vogtle units. During the first quarter of 2022, we began applying billing credits to some of our participating members within this program. In December 2022, collections from our members ended for this rate management program. Under this program, net billing credits and amounts billed to participating members during 2024, 2023 and 2022 were ($121,638,000), (52,378,000) and $11,774,000 respectively. Funds collected through this program are invested and held until applied to members’ bills. Investments that mature and are expected to be applied to members' bills within the next twelve months are included in the Short-term investments line item within our consolidated balance sheets. In conjunction with this program, we are applying regulated operations accounting to defer these revenues and related investment income on the funds collected. Amounts deferred under the program will be amortized to income when applied to members’ bills.Deferred credits and other liabilities
We have a power bill prepayment program pursuant to which members can prepay their power bills from us at a discount based on our avoided cost of borrowing. The prepayments are credited against the participating members' power bills in the month(s) agreed upon in advance. The discounts are credited against the power bills monthly and are recorded as a reduction to member revenues. The prepayments are being credited against members' power bills through December 2028, with the majority of the balance scheduled to be credited by the end of 2026.

Receivables	Receivables
A substantial portion of our receivables are related to capacity and energy sales to our members. These receivables are recorded at the invoiced amount and do not bear interest. Our members are required through the wholesale power contracts to reimburse us for all costs, plus a margin requirement. Receivables from contracts with our members at December 31, 2024, 2023 and 2022 were $177,790,000, $170,901,000 and $187,401,000, respectively. Payment is typically received the following month in which capacity and energy are billed. Estimated energy charges are billed based on the amount of energy supplied during the month and are adjusted when actual costs are available, generally the following month.
The remainder of our receivables is primarily related to transactions with non-members from nuclear storage litigation judgments, the sale of the BC Smith deferring members' output, affiliated companies and investment income. Our receivables from non-members at December 31, 2024, 2023 and 2022 were $68,791,000 and $30,883,000, and $32,614,000, respectively.
As a result of our historical experience, the short duration lifetime of our receivables and the short time horizon over which to consider expectations of future economic conditions, we have assessed that non-collection of the cost basis of our receivables is remote.
Nuclear fuel cost	Nuclear fuel costThe cost of nuclear fuel is amortized to fuel expense based on usage.
Asset retirement obligations and other retirement costs	Asset retirement obligations and other retirement costs
Asset retirement obligations are legal obligations associated with the retirement of long-lived assets. These obligations represent the present value of the estimated costs for an asset's future retirement discounted using a credit-adjusted risk-free rate, and are recorded in the period in which the liability is incurred. The liabilities we have recognized primarily relate to the decommissioning of our nuclear facilities and coal ash ponds. In addition, we have asset retirement obligations related to gypsum cells, powder activated carbon cells, landfill sites, asbestos removal and nuclear interim costs. Under the accounting provision for regulated operations, we record a regulatory asset or liability to reflect the difference in timing of recognition of the costs related to nuclear and coal ash related decommissioning for financial statement purposes and for ratemaking purposes.
Periodically, we obtain revised cost studies associated with our nuclear and coal-fired plants' asset retirement obligations. Actual retirement costs may vary from these estimates. The estimated costs of nuclear and coal ash pond decommissioning are based on the most recent studies performed in 2024.
Asset Retirement Obligations
Nuclear Decommissioning.    Nuclear decommissioning cost estimates are based on site studies and assume prompt dismantlement and removal of both the radiated and non-radiated portions of the plant from service, as well as the management of spent fuel. We do not have a legal obligation to decommission non-radiated structures and, therefore, these costs are excluded from the related asset retirement obligation and the amounts in the table above. Actual decommissioning costs may vary from these estimates because of, but not limited to, changes in the assumed date of decommissioning, changes in regulatory requirements, changes in technology, and changes in costs of labor, materials and equipment, and how costs will escalate with inflation. During the third quarter of 2024, we performed a revised assessment of our nuclear decommissioning asset retirement obligations for Plants Hatch and Vogtle. Based on the revised studies of estimates computed by third party specialists in the nuclear regulatory environment, we recorded a decrease of approximately $232,000,000 in asset retirement obligations and a corresponding decrease in asset retirement costs (electric plant in service). The decrease was primarily due to extending the assumed decommissioning dates of the reactors and an increase in credit-adjusted risk-free rates, partially offset by an increase in base year decommissioning costs. While evaluating the probability of the assumed dates of decommissioning, factors considered included, but were not limited to, examination of the nuclear unit's remaining operating and economic life, re-licensing expectations, and industry trends. Ultimately, the revised cost site studies reflected later assumed dates of decommissioning than the prior studies.
We have established funds to comply with the Nuclear Regulatory Commission regulations regarding the decommissioning of our nuclear plants. See Note 1i for information regarding the nuclear decommissioning funds.
We apply the provision of regulated operations to nuclear decommissioning transactions such that collections and investment income (interest, dividends and realized gains and losses) of our nuclear decommissioning funds are compared to the associated decommissioning expenses with the difference deferred as regulatory asset or liability. As this difference is largely attributable to the timing of decommissioning fund earnings, the difference is recorded as an adjustment to investment income in our consolidated statements of revenues and expenses. Unrealized gains and losses of the decommissioning funds are recorded directly to the regulatory asset or liability for asset retirement obligations in accordance with our ratemaking treatment.
Coal Combustion Residuals.    Coal combustion residuals (CCR) are subject to federal and state regulations. Our obligations associated with CCR are primarily for the closure of coal ash ponds. During 2024 and 2023, assessments of the coal ash pond asset retirement obligation resulted in a $56,171,000 decrease and a $321,000 increase in cash flow estimates for coal ash decommissioning, respectively. These adjustments to the asset retirement obligations had a corresponding offset to our coal ash related regulatory asset. The 2024 decrease was primarily due to a reduction of estimated base closure and post-closure costs, partially offset by an increase in water treatment costs required under new effluent limitations guidelines (ELG) and CCR rules. The 2024 ELG Supplemental Rule included additional treatment requirements for CCR and non-CCR waste streams once a site is retired. Estimates are based on various assumptions including, but not limited to, closure and post-closure cost estimates, timing of expenditures, escalation factors, discount rates and methods for complying with the CCR regulations. Additional adjustments to the asset retirement obligations are expected periodically due to potential changes in estimates and assumptions.
We have internally segregated the funds collected for coal ash pond and other CCR decommissioning costs, including earnings thereon. As of December 31, 2024 and December 31, 2023, the fund balances were $201,535,000 and $176,630,000, respectively, and included in the Long-term investments line items within our consolidated balance sheets.
We apply the provision of regulated operations to coal ash pond and other CCR decommissioning transactions such that collections and investment income (interest, dividends and realized gains and losses) are compared to the associated decommissioning expenses with the difference deferred to or amortized from the regulatory asset. This difference is recorded to the associated expenses in our consolidated statements of revenues and expenses. Unrealized gains and losses of the associated decommissioning fund are recorded directly to the regulatory asset in accordance with our ratemaking treatment.
Other Retirement Costs
Accounting standards for asset retirement and environmental obligations do not apply to a retirement cost for which there is no legal obligation to retire the asset, and non-regulated entities are not allowed to accrue for such future retirement costs. We continue to recognize retirement costs for these other obligations in our depreciation rates under the accounting provisions for regulated operations. Accordingly, the accumulated retirement costs for other obligations are reflected as a regulatory liability in our balance sheets.
Nuclear decommissioning funds	Nuclear decommissioning funds
The Nuclear Regulatory Commission (NRC) requires all licensees operating commercial power reactors to establish a plan for providing, with reasonable assurance, funds for decommissioning. The NRC definition of decommissioning does not include all costs that may be associated with decommissioning, such as spent fuel management and non-radiated structures. We have established external trust funds to comply with the NRC's regulations. Upon approval by the NRC, any funding in the external trust in excess of their requirements may be used for other decommissioning costs. As a result of nuclear fuel load for Plant Vogtle Units No. 3 and No. 4, in 2024 and 2023, we contributed $8,632,000 and $4,619,000, respectively, to the external trust funds. These funds are managed by unrelated third party investment managers with the discretion to buy, sell and invest pursuant to investment objectives and restrictions set forth in agreements entered into between us and the investment managers. We record the investment securities held in the nuclear decommissioning trust fund at fair value, as disclosed in Note 2. Because day-to-day investment decisions are made by third party investment managers, the ability to hold investments in unrealized loss positions is outside our control.
In addition to the external trust funds, we maintain unrestricted investments internally designated for nuclear decommissioning. These internal funds are available to be utilized to fund the external trust funds, should additional funding be required, as well as other decommissioning costs outside the scope of the NRC funding regulations. The funds are included in long-term investments on our consolidated balance sheets.
Depreciation	Depreciation
Depreciation is computed on additions when they are placed in service using the composite straight-line method. We use prescribed depreciation rates as well as site specific rates determined through depreciation studies as approved by the Rural Utilities Service. The depreciation rates for steam, nuclear and other production in the table below reflect revised rates from depreciation rate studies completed in 2020 or 2024. Site specific depreciation studies are performed every five years.
Electric plant	Electric plant
Electric plant is stated at original cost, which is the cost of the plant when first dedicated to public service, including acquisition adjustments, if any, plus the cost of any subsequent additions. Cost includes an allowance for the cost of equity and debt funds used during construction and allocable overheads. For the years 2024, 2023 and 2022, the allowance for funds used during construction rates were 4.29%, 4.18% and 4.03%, respectively.
Replacements and renewals of items considered to be units of property, the lowest level of property for which we capitalize, are charged to the plant accounts. At the time properties are disposed of, the original cost is charged to the accumulated provision for depreciation. Cost of removal, less salvage, is charged to a regulatory liability, accumulated retirement costs for other assets. Maintenance and repairs of property and replacements and renewals of items determined to be less than units of property are charged to expense, including certain major maintenance costs at our natural gas-fired plants.

Cash and cash equivalents	Cash and cash equivalents
We consider all temporary cash investments purchased with an original maturity of three months or less to be cash equivalents. Temporary cash investments with maturities at the time of purchase of more than three months are classified as short-term investments.

Restricted cash and short-term investments	estricted cash and short-term investmentsRestricted cash consists of collateral posted by our counterparties under our natural gas swap agreements.
Inventories	Inventories
We maintain inventories of fossil fuel and spare parts, including materials and supplies for our generation plants. These inventories are stated at weighted average cost.
The fossil fuel inventories primarily include the direct cost of coal and related transportation charges. The cost of fossil fuel inventories is carried at weighted average cost and is charged to fuel expense as consumed. The spare parts inventories primarily include the direct cost of generating plant spare parts. The spare parts inventory is carried at weighted average cost and the parts are charged to expense or capitalized, as appropriate when installed.

Deferred charges and other assets	Deferred charges and other assets
Deferred charges and other assets represent regulatory assets, long-term prepayments to Georgia Power Company and other deferred charges. For a discussion regarding regulatory assets, see Note 1q. Other deferred charges primarily represent the fair value of our natural gas contracts that will settle after the next twelve months and other long-term prepayments.

Regulatory assets and liabilities	Regulatory assets and liabilities
We apply the accounting guidance for regulated operations. Regulatory assets represent certain costs that are probable of recovery from our members in future revenues through rates established under the wholesale power contracts we have with each of our members. These contracts extend through December 31, 2085. Regulatory liabilities represent certain items of income that we are retaining and that will be applied in the future to reduce revenues required to be recovered from members.

Related parties	Related parties
We and our 38 members are members of Georgia Transmission. Georgia Transmission provides transmission services to its members for delivery of its members' power purchases from us and other power suppliers. We have entered into an agreement with Georgia Transmission to provide transmission services for third party transactions and for service to our owned facilities. For 2024, 2023, and 2022, we incurred expenses from Georgia Transmission of $43,965,000, $41,426,000, and $40,774,000, respectively.
We, Georgia Transmission and 38 of our members are members of Georgia System Operations. Georgia System Operations operates the system control center and currently provides us system operations services and administrative support services.
Other income	Other incomeOther income includes net revenue from Georgia Transmission and Georgia System Operations for administrative costs, as well as capital credits from investments in associated organizations and other miscellaneous income.
Recently issued or adopted accounting pronouncements	Recently issued or adopted accounting pronouncements
In November 2023, the Financial Accounting Standards Board (FASB) issued “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in this update are intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant expenses. The amendments in this update require disclosures to include significant segment expenses that are regularly provided to the chief operating decision maker (CODM), a description of other segment items by reportable segment, and any additional measures of a segment's profit or loss used by the CODM when deciding how to allocate resources. The amendments in this update are also applicable to entities with only one reportable segment. The amendments in this update also require all annual disclosures currently required by Topic 280 to be included in interim periods. The new standard is effective for us for annual reporting periods beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted and requires retrospective application to all prior periods presented in the financial statements.
We have fully completed our evaluation of this new standard. The adoption of this standard on December 31, 2024 did not have a material impact on our consolidated financial statements. For the related segment reporting disclosure, see Note 15.
In December 2023, the FASB amended "Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The amendments in this update requires additional disclosures related to the rate reconciliation, income taxes paid and other amendments intended to improve effectiveness and comparability. The amendments in this update are effective for us for annual periods beginning after December 15, 2024. Early adoption is permitted and should be applied on a prospective basis. Retrospective application is permitted. We are currently evaluating the future impact of this standard on our consolidated financial statements, however, we do not anticipate the impact will be significant.
In November 2024, the FASB issued "Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expenses", which requires the disaggregation of certain expenses in the notes to the financial statements, to provide enhanced transparency into the expense captions presented on the face of the income statement. The new standard is effective for us for annual reporting periods beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted and the new standard may be applied either prospectively or retrospectively. We are currently evaluating the impact of this standard on our consolidated financial statements.

Measurement of credit losses on financial instruments	Measurement of credit losses on financial instruments
The financial assets we hold that are subject to credit losses (Topic 326) are predominately accounts receivable and certain cash equivalents classified as held-to-maturity debt (e.g. commercial paper). Our receivables are generally due within thirty days or less with a significant portion related to billings to our members. See Note 1f for information regarding our member receivables. Commercial paper we invest in is rated as investment grade. Given our historical experience, the short duration lifetime of these financial assets and the short time horizon over which to consider expectations of future economic conditions, we have assessed that non-collection of the cost basis of these financial assets is remote and we have not recognized an allowance for credit losses.